Property and equipment - Depreciation charge (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Depreciation charge	¥ 119,309	¥ 135,975	¥ 138,531
Cost of sales [Member]
Property and equipment
Depreciation charge	2,750	3,633
Research and development expenses
Property and equipment
Depreciation charge	14,168	11,182
Selling and marketing expenses [Member]
Property and equipment
Depreciation charge	4,814	4,525
Ifrs General And Administrative Expense [Member]
Property and equipment
Depreciation charge	¥ 97,577	¥ 116,635